Note 10 - Fair Value: Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis	September 30, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value

Liabilities
Convertible debentures	-	$265,536	-	$265,536
Derivative liabilities	-	$375,184	-	$375,184